Assets and Liabilities Held for Sale	6 Months Ended
Jun. 30, 2021
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Assets and Liabilities Held for Sale
10    ASSETS AND LIABILITIES HELD FOR SALE
Included within assets and liabilities held for sale as at 30 June 2021 are those relating to a number of small Beauty & Personal Care and Foods & Refreshment brands. Whilst no disposal has been agreed, we have received non-binding
offers for these brands.

€ million	30 June 2021 Total	31 December 2020 Total
Property, plant and equipment held for sale	2	17

Disposal groups held for sale
Non-current assets	710	5
Current assets	116	6

Assets held for sale	828	28

Current liabilities	50	1
Non-current liabilities	108	—

Liabilities held for sale	158	1

Non-current
assets held for sale are mainly goodwill and brand trademarks.
Non-current
liabilities are mainly deferred tax associated with these brand trademarks.
On disposal of an asset or disposal group the associated currency translation difference, including amounts previously reported within equity, is reclassified to the income statement as part of the gain or loss on disposal. This is estimated to be a €55 million gain.